LEASES - Schedule of Lease Renegotiations (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	R$ 11,531,853	R$ 12,711,063
Current	2,591,184	3,353,501
Non-current	8,940,669	9,357,562
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	11,531,853	12,532,206
Current	2,591,184	3,353,501
Non-current	8,940,669	9,178,705
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	11,531,853	12,532,206
Leases – Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Present value of minimum lease payments	0	178,857
Current	0	0
Non-current	R$ 0	R$ 178,857